Document and Entity Information	Jan. 19, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001519401
Document Type	8-K/A
Document Period End Date	Jan. 19, 2022
Entity Registrant Name	Regional Management Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-35477
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	(864)
Local Phone Number	448-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed on January 19, 2022 (the “Original Form 8-K”) solely to correct the description of Mr. Bancroft’s business experience. Item 5.02 of the Original Form 8-K incorrectly referenced Mr. Bancroft as serving as a current Executive Vice President of Chubb Limited and inadvertently referred to Chubb Limited as the acquiror of ACE Limited. Further, Exhibit 99.1 of the Original Form 8-K, which incorrectly referred to Mr. Bancroft as a current Executive Vice President of Chubb Limited, has been corrected on Exhibit 99.1 to this Amendment.